Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets1 [Abstract]
Low-grade stockpile	$ 24,153	$ 18,237
Debt service reserve account (Note 12)	11,783	13,736
Loan receivable, including accrued interest	3,984	5,053
Reclamation deposits	6,653	2,485
Other	226	840
Other non-current assets	$ 46,799	$ 40,351